Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Summary of cash and cash equivalents

	2019	2018	2017
	$m	$m	$m
Cash at bank and in hand	755	893	784
Short-term deposits	4,614	3,938	2,540
Cash and cash equivalents	5,369	4,831	3,324
Unsecured bank overdrafts	(146)	(160)	(152)
Cash and cash equivalents in the cash flow statement	5,223	4,671	3,172

Summary of non-cash and other movements within operating activities

	2019	2018	2017
	$m	$m	$m
Gains on disposal of short-term investments	–	–	(161)
Net gains/(losses) on disposal of non-current assets	21	8	(24)
Changes in fair value of put option (Acerta Pharma)	172	(113)	(209)
Share-based payments charge for period	259	219	220
Settlement of share plan awards	(323)	(212)	(254)
Pension contributions	(175)	(174)	(157)
Pension charges recorded in operating profit	59	128	74
Long-term provision charges recorded in operating profit	506	63	36
Foreign exchange and other	(141)	(209)	(49)
Total operating activities non-cash and other movements	378	(290)	(524)